Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	As of
	December 31, 2025	June 30, 2025
Assets
Cash and cash equivalents	$59,675	$-
Advance to suppliers	-	7,362,203
Receivables from subsidiaries	12,350,214	-
Prepaid expenses and other receivables, net	135,727	612,500
Total current assets	12,545,616	7,974,703
Deficits in subsidiaries and VIEs	(8,836,057)	(8,078,359)
Total non-current asset	(8,836,057)	(8,078,359)
Total assets	3,709,655	(103,656)

Liability
Payable to a subsidiary	-	200
Other payables	6,485,850	-
Total current liability	6,485,850	200
Total liability	6,485,850	200

Total Shareholders’ deficit	$(2,776,291)	$(103,856)
Total liabilities and shareholders’ deficit	$3,709,655	$(103,656)

Schedule of Condensed Statements of Operations and Comprehensive Loss

Condensed Statements of Operations and Comprehensive Loss

	For the six-months ended
	December 31,
	2025	2024
Revenues	$-	$-
Income/(loss) for equity method investment in subsidiaries and VIEs	-	-
Selling expenses	(7,606,018)	-
General & Administrative Expenses	(1,258,732)	-
Other income, net	13	-
Share of loss of subsidiaries, consolidated VIE and VIE’s subsidiaries	(634,611)	(484,013)
Net loss	$(9,499,348)	$(484,013)
Other comprehensive (loss)/ income	$(123,087)	$39,797
Total Comprehensive loss	$(9,622,435)	$(444,216)